Convertible Unsecured Subordinated Debentures - Narrative (Details) $ in Thousands		12 Months Ended
	Mar. 01, 2016 shares trading_days	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 CAD ($)	Mar. 14, 2017	Feb. 02, 2017	Mar. 01, 2016 CAD ($)	Mar. 01, 2016 $ / instrument	Mar. 01, 2016 $ / instrument
Debt Instrument [Line Items]
Interest rate					2.33%
Debt conversion, shares issued (in shares) | shares		108,370,081	0
Convertible Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, effective interest rate						0.00%
Convertible Subordinated Debt | Convertible Unsecured Subordinated Debentures
Debt Instrument [Line Items]
Face value | $				$ 1,018,000			$ 1,150,000,000
Interest rate	5.00%			5.00%
Debt instrument, convertible, price per instrument (CAD per debenture)								1,000,000	1,000,000
Debt instrument, convertible, price per instrument paid at closing (CAD per debenture) | $ / instrument								0.33
Debt instrument, convertible, price per instrument outstanding (CAD per debenture) | $ / instrument								0.67
Proceeds from issuance of debt | $		$ 571,642	$ 266,889
interest expense | $		$ 7,193	$ 36,750
Debt instrument, convertible, number of equity instruments (in shares) | shares	108,490,566
Debt conversion, shares issued (in shares) | shares		108,370,081
Debt instrument, convertible debt, percentage of shares issued		0.999
Percentage of weighted average trading price	95.00%
Threshold consecutive trading days | trading_days	20